Annual Operating Expenses {- Fidelity® Global Equity Income Fund} - 10.31 Fidelity Global Equity Income Fund PRO-07 - Fidelity® Global Equity Income Fund - Fidelity Global Equity Income Fund-Default	Dec. 30, 2021
Operating Expenses:
Management fee	0.67%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.35%
Total annual operating expenses	1.02%